Share-based payments - Summary of Employee Stock Options (Details) - Employee Stock Options	12 Months Ended
Dec. 31, 2022 yr $ / shares
May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price ($) | $ / shares	$ 17.00
Share price at grant date | $ / shares	$ 17.00
Expected price volatility of the Company's shares (%)	33.00%
May 2021 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	6
Risk-free interest rate (%)	1.09%
May 2021 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	8
Risk-free interest rate (%)	1.44%
May 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price ($) | $ / shares	$ 3.56
Share price at grant date | $ / shares	$ 3.56
Expected price volatility of the Company's shares (%)	35.00%
May 2022 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	6
Risk-free interest rate (%)	2.81%
May 2022 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	8
Risk-free interest rate (%)	2.82%
November 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price ($) | $ / shares	$ 1.88
Share price at grant date | $ / shares	$ 1.88
Expected price volatility of the Company's shares (%)	37.00%
November 2022 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	6
Risk-free interest rate (%)	3.89%
November 2022 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	8
Risk-free interest rate (%)	3.96%
November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price ($) | $ / shares	$ 9.92
Share price at grant date | $ / shares	$ 9.92
Expected price volatility of the Company's shares (%)	33.00%
November 2021 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	6
Risk-free interest rate (%)	1.34%
November 2021 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	8
Risk-free interest rate (%)	1.48%